AT-THE-MARKET (ATM) SALES AGREEMENT WITH BTIG	6 Months Ended
Jun. 30, 2022
Disclosure Of Issuances Of Share Capital [Abstract]
AT-THE-MARKET ("ATM") SALES AGREEMENT WITH BTIG
NOTE 4  –  AT-THE-MARKET (“ATM”) SALES AGREEMENT WITH HCW

The Company maintains an ATM facility with H.C. Wainwright & Co., LLC (“HCW”) pursuant to an ATM sales agreement entered into in September 2021. In accordance with the agreement, the Company is entitled, at its sole discretion, to offer and sell through HCW, acting as sales agent, ADSs having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remains in effect. The Company has agreed to pay HCW a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility. During the six months ended June 30, 2022, the Company issued a total of 203,775 ADSs under the program for total gross proceeds of approximately $0.3 million. From the effective date of the agreement through the issuance date of this report, 606,102 ADSs have been sold under the program for total gross proceeds of approximately $1.4 million.